UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio (Initial Class and Class L)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

    Summary of Investments by Moody’s Rating as of June 29, 2012

Moody’s Rating	% of Portfolio Investments
A1	2.70%
A2	2.94%
A3	4.09%
Aa1	0.48%
Aa2	1.08%
Aa3	1.52%
Aaa	72.59%
Ba1	0.04%
Ba2	0.31%
Ba3	0.10%
Baa1	4.46%
Baa2	5.90%
Baa3	1.98%
Not Rated	0.96%
Short Term Investments	0.85%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)
Initial Class
Actual	$1,000.00	$1,020.80	$2.53*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$2.53*

Class L
Actual	$1,000.00	$1,018.80	$3.73**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.74**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.50% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 0.55%
	Avis Budget Rental Car Funding AESOP LLC(a)
	Series 2010-5A, Class A
$1,000,000	3.15%, 03/20/2017	$1,049,444
	Series 2011-3A, Class A
1,000,000	3.41%, 11/20/2017	1,058,343
850,000	GE Capital Credit Card Master Note Trust
	Series 2012-2, Class A
	2.22%, 01/15/2022	867,982
	Residential Funding Mortgage Securities II Home Loan Trust
	Series 2006-HI5, Class A3
720,130	5.50%, 08/25/2025	716,992
	Series 2006-HI2, Class A3
258,298	5.79%, 02/25/2036	258,330

		3,951,091

Basic Materials — 1.15%
	Anglo American Capital PLC(a)
500,000	9.38%, 04/08/2014	562,292
1,200,000	9.38%, 04/08/2019	1,590,264
500,000	ArcelorMittal
	6.13%, 06/01/2018	506,974
500,000	Cliffs Natural Resources Inc
	5.90%, 03/15/2020	528,082
	Dow Chemical Co
250,000	2.50%, 02/15/2016	256,788
500,000	5.70%, 05/15/2018	585,194
	International Paper Co
500,000	5.30%, 04/01/2015	547,197
500,000	4.75%, 02/15/2022	545,769
	Rio Tinto Finance USA Ltd
500,000	9.00%, 05/01/2019	683,637
500,000	7.13%, 07/15/2028	690,314
500,000	Teck Resources Ltd
	4.50%, 01/15/2021	524,171
250,000	Vale Overseas Ltd
	4.63%, 09/15/2020	261,524
	Xstrata Finance Canada Ltd(a)
500,000	5.80%, 11/15/2016	558,529
500,000	6.00%, 11/15/2041	499,476

		8,340,211

Communications — 2.63%
500,000	Alltel Corp
	7.00%, 03/15/2016	598,040
1,000,000	America Movil SAB de CV
	5.00%, 03/30/2020	1,135,644
	AT&T Inc
500,000	5.60%, 05/15/2018	598,429
500,000	6.15%, 09/15/2034	602,553
1,000,000	5.35%, 09/01/2040	1,147,663
1,098,000	British Sky Broadcasting Group PLC(a)
	9.50%, 11/15/2018	1,480,326

Principal Amount		Value

Communications — (continued)
$500,000	Cellco Partnership / Verizon Wireless Capital LLC
	7.38%, 11/15/2013	$542,862
500,000	Comcast Corp
	5.15%, 03/01/2020	580,442
500,000	COX Communications Inc
	5.45%, 12/15/2014	550,194
1,000,000	Crown Castle Towers LLC(a)
	6.11%, 01/15/2020	1,157,616
500,000	Deutsche Telekom International Finance BV
	8.75%, 06/15/2030	694,016
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	3.13%, 02/15/2016	520,899
1,000,000	France Telecom SA
	5.38%, 07/08/2019	1,132,226
1,000,000	Motorola Solutions Inc
	3.75%, 05/15/2022	986,170
1,000,000	News America Inc
	8.50%, 02/23/2025	1,256,871
500,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016	530,863
634,000	Southwestern Bell Telephone LP
	7.00%, 07/01/2015	735,062
500,000	Telecom Italia Capital SA
	6.18%, 06/18/2014	503,750
1,000,000	Telefonica Emisiones SAU
	5.46%, 02/16/2021	870,793
	Verizon Communications Inc
500,000	5.85%, 09/15/2035	617,483
500,000	6.00%, 04/01/2041	633,874
	Viacom Inc
500,000	4.38%, 09/15/2014	535,220
1,000,000	2.50%, 12/15/2016	1,035,362
500,000	Vodafone Group PLC
	5.63%, 02/27/2017	585,054

		19,031,412

Consumer, Cyclical — 1.62%
970,817	American Airlines 2011-1 Class A Pass Through Trust
	5.25%, 01/31/2021	1,007,222
856,562	Continental Airlines 1999-1 Class A Pass Through Trust
	6.55%, 02/02/2019	914,380
1,698,213	CVS Pass-Through Trust
	6.04%, 12/10/2028	1,915,262
500,000	Home Depot Inc
	5.40%, 03/01/2016	576,412
500,000	Hyatt Hotels Corp(a)
	5.75%, 08/15/2015	548,271
250,000	Kia Motors Corp(a)
	3.63%, 06/14/2016	256,693
500,000	Mattel Inc
	4.35%, 10/01/2020	534,973
1,001,419	Northwest Airlines 2002-1 Class G-2 Pass Through Trust
	6.26%, 11/20/2021	1,021,447

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$1,820,108	UAL 2009-1 Pass Through Trust
	10.40%, 11/01/2016	$2,077,290
1,335,817	UAL 2009-2A Pass Through Trust
	9.75%, 01/15/2017	1,519,492
1,000,000	Wal-Mart Stores Inc
	6.20%, 04/15/2038	1,360,327

		11,731,769

Consumer, Non-cyclical — 1.91%
500,000	Alberto-Culver Co
	5.15%, 06/01/2020	590,178
1,000,000	Amgen Inc
	6.90%, 06/01/2038	1,273,006
500,000	Anheuser-Busch Cos LLC
	5.95%, 01/15/2033	620,596
1,000,000	Anheuser-Busch InBev Worldwide Inc
	8.20%, 01/15/2039	1,589,865
2,100,000	Avon Products Inc
	6.50%, 03/01/2019	2,284,970
500,000	Brambles USA Inc(a)
	5.35%, 04/01/2020	559,331
500,000	Coca-Cola Co
	3.15%, 11/15/2020	535,692
1,000,000	DENTSPLY International Inc
	2.75%, 08/15/2016	1,016,715
500,000	Express Scripts Holding Co
	3.13%, 05/15/2016	520,586
250,000	Genzyme Corp
	3.63%, 06/15/2015	268,208
750,000	Ingredion Inc
	4.63%, 11/01/2020	812,682
500,000	Kraft Foods Inc
	5.38%, 02/10/2020	591,677
500,000	Laboratory Corp of America Holdings
	3.13%, 05/15/2016	521,722
250,000	SABMiller PLC(a)
	6.50%, 07/01/2016	291,869
500,000	WellPoint Inc
	5.25%, 01/15/2016	558,322
500,000	Woolworths Ltd(a)
	2.55%, 09/22/2015	514,753
1,000,000	Wyeth LLC
	5.95%, 04/01/2037	1,312,539

		13,862,711

Energy — 2.85%
1,300,000	BP Capital Markets PLC
	4.74%, 03/11/2021	1,487,971
1,000,000	Canadian Oil Sands Ltd(a)
	4.50%, 04/01/2022	1,036,676
500,000	Cenovus Energy Inc
	4.50%, 09/15/2014	533,867
1,000,000	ConocoPhillips
	5.90%, 10/15/2032	1,264,258
500,000	EOG Resources Inc
	2.50%, 02/01/2016	520,501

Principal Amount		Value

Energy — (continued)
$500,000	EQT Corp
	8.13%, 06/01/2019	$599,631
500,000	Gulfstream Natural Gas System LLC(a)
	6.95%, 06/01/2016	577,827
500,000	Hess Corp
	7.00%, 02/15/2014	546,838
250,000	Husky Energy Inc
	5.90%, 06/15/2014	271,776
2,892,634	Kern River Funding Corp(a)
	4.89%, 04/30/2018	3,162,024
500,000	Motiva Enterprises LLC(a)
	5.75%, 01/15/2020	584,326
500,000	Northwest Pipeline GP
	7.13%, 12/01/2025	660,273
500,000	Panhandle Eastern Pipe Line Co LP
	6.20%, 11/01/2017	572,291
	Petrobras International Finance Co - Pifco
500,000	5.75%, 01/20/2020	546,939
750,000	6.75%, 01/27/2041	879,738
1,000,000	Phillips 66(a)
	4.30%, 04/01/2022	1,051,967
500,000	Shell International Finance BV
	3.25%, 09/22/2015	536,582
250,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014	272,158
1,000,000	Talisman Energy Inc
	6.25%, 02/01/2038	1,081,022
1,000,000	Transcontinental Gas Pipe Line Co LLC
	6.05%, 06/15/2018	1,184,574
	Transocean Inc
500,000	4.95%, 11/15/2015	538,337
500,000	6.00%, 03/15/2018	558,502
	Valero Energy Corp
500,000	6.13%, 06/15/2017	582,004
500,000	7.50%, 04/15/2032	579,275
750,000	Weatherford International Ltd/Bermuda
	9.63%, 03/01/2019	977,433

		20,606,790

Financial — 9.38%
500,000	Allstate Corp
	5.35%, 06/01/2033	562,488
	American Express Co
500,000	7.25%, 05/20/2014	554,465
1,000,000	8.15%, 03/19/2038	1,582,964
1,000,000	American Honda Finance Corp(a)
	7.63%, 10/01/2018	1,279,589
500,000	Ameriprise Financial Inc
	5.30%, 03/15/2020	568,895
	Bank of America Corp
1,000,000	4.90%, 05/01/2013	1,022,611
500,000	4.50%, 04/01/2015	515,382
500,000	5.75%, 12/01/2017	533,598

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$500,000	Bank of America NA
	6.00%, 10/15/2036	$525,841
500,000	Barclays Bank PLC
	5.00%, 09/22/2016	542,980
500,000	BB&T Corp
	3.95%, 04/29/2016	544,277
500,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014	541,045
1,427,266	BGS CTL(a)(b)
	6.36%, 06/15/2033	1,581,796
779,000	BlackRock Inc
	6.25%, 09/15/2017	943,215
500,000	Camden Property Trust
	5.38%, 12/15/2013	524,737
500,000	Charles Schwab Corp
	4.45%, 07/22/2020	554,504
	Citigroup Inc
500,000	6.13%, 11/21/2017	553,961
1,000,000	8.50%, 05/22/2019	1,235,031
500,000	5.38%, 08/09/2020	540,298
500,000	6.63%, 01/15/2028	560,620
500,000	5.85%, 12/11/2034	536,708
	CME Group Inc
500,000	4.40%, Perpetual	536,075
500,000	5.75%, 02/15/2014	539,065
500,000	Cooperatieve Centrale Raiffeisen -Boerenleenbank BA/Netherlands
	2.13%, 10/13/2015	501,901
	Credit Suisse/New York NY
500,000	2.20%, 01/14/2014	503,250
500,000	5.40%, 01/14/2020	520,034
750,000	Deutsche Bank AG/London
	3.45%, 03/30/2015	776,509
500,000	Duke Realty LP
	6.75%, 03/15/2020	584,484
500,000	Export-Import Bank of Korea
	4.00%, 01/29/2021	516,112
1,000,000	Fifth Third Bancorp
	3.50%, 03/15/2022	1,010,572
	Ford Motor Credit Co LLC
1,000,000	12.00%, 05/15/2015	1,242,500
1,500,000	3.00%, 06/12/2017	1,491,736
1,500,000	6.63%, 08/15/2017	1,706,211
1,000,000	8.13%, 01/15/2020	1,221,418
	General Electric Capital Corp
993,000	4.38%, 09/21/2015	1,075,840
500,000	5.63%, 09/15/2017	573,787
1,000,000	4.63%, 01/07/2021	1,099,902
1,000,000	6.75%, 03/15/2032	1,238,183
	Goldman Sachs Group Inc
500,000	5.75%, 10/01/2016	534,355
500,000	6.15%, 04/01/2018	542,040
1,000,000	6.25%, 02/01/2041	1,042,755
500,000	HSBC Finance Corp
	5.50%, 01/19/2016	541,474
	HSBC Holdings PLC
500,000	5.10%, 04/05/2021	558,225
1,000,000	4.88%, 01/14/2022	1,105,424
1,000,000	6.10%, 01/14/2042	1,224,675

Principal Amount		Value

Financial — (continued)
$1,000,000	Hyundai Capital Services(a)
	3.50%, 09/13/2017	$1,008,434
2,100,000	International Lease Finance Corp(a)
	6.75%, 09/01/2016	2,257,500
500,000	Jefferies Group Inc
	8.50%, 07/15/2019	542,500
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014	531,192
1,000,000	6.00%, 01/15/2018	1,147,861
1,000,000	4.35%, 08/15/2021	1,055,398
500,000	JPMorgan Chase Bank NA
	6.00%, 10/01/2017	559,811
	KFW
1,000,000	1.38%, 07/15/2013	1,009,872
500,000	4.88%, 01/17/2017	582,978
500,000	4.38%, 03/15/2018	581,402
500,000	2.75%, 09/08/2020	523,394
500,000	Landwirtschaftliche Rentenbank
	2.38%, 09/13/2017	526,349
500,000	Lincoln National Corp
	6.25%, 02/15/2020	565,810
500,000	Merrill Lynch & Co Inc
	6.05%, 05/16/2016	516,945
1,000,000	MetLife Inc
	6.50%, 12/15/2032	1,264,383
	Metropolitan Life Global Funding I(a)
500,000	3.13%, 01/11/2016	523,855
1,045,000	3.65%, 06/14/2018	1,106,750
	Morgan Stanley
750,000	6.00%, 05/13/2014	777,396
500,000	6.63%, 04/01/2018	522,784
500,000	5.63%, 09/23/2019	494,850
500,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015	516,966
500,000	New York Life Insurance Co(a)
	6.75%, 11/15/2039	660,909
500,000	Nomura Holdings Inc
	5.00%, 03/04/2015	519,102
500,000	Oesterreichische Kontrollbank AG
	1.75%, 10/05/2015	507,989
1,000,000	Pacific LifeCorp(a)
	6.00%, 02/10/2020	1,091,538
1,000,000	PNC Bank NA
	4.88%, 09/21/2017	1,106,517
1,000,000	PNC Funding Corp
	2.70%, 09/19/2016	1,036,363
1,000,000	Prudential Covered Trust 2012-1(a)
	3.00%, 09/30/2015	1,015,834
	Prudential Financial Inc
500,000	6.10%, 06/15/2017	570,452
250,000	5.38%, 06/21/2020	276,646
500,000	Royal Bank of Canada
	2.63%, 12/15/2015	521,658
500,000	Simon Property Group LP
	4.20%, 02/01/2015	527,132
2,000,000	SunAmerica Financial Group Inc
	7.50%, 07/15/2025	2,303,844
250,000	Susa Partnership LP
	7.50%, 12/01/2027	318,361

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$500,000	Teachers Insurance & Annuity Association of America(a)
	6.85%, 12/16/2039	$645,631
500,000	Toronto-Dominion Bank(a)
	2.20%, 07/29/2015	520,319
500,000	UBS AG/Stamford CT
	4.88%, 08/04/2020	534,211
337,000	Wachovia Bank NA
	4.80%, 11/01/2014	359,122
	Wells Fargo & Co
500,000	5.13%, 09/15/2016	555,709
1,000,000	5.63%, 12/11/2017	1,167,729
500,000	5.38%, 02/07/2035	575,034

		67,922,062

Foreign Government Obligations — 2.23%
	Brazilian Government International Bond
500,000	7.88%, 03/07/2015	584,500
500,000	6.00%, 01/17/2017	589,000
500,000	4.88%, 01/22/2021	578,250
500,000	Canada Government International Bond
	2.38%, 09/10/2014	521,817
	European Investment Bank
500,000	3.00%, 04/08/2014	519,978
500,000	2.88%, 01/15/2015	525,624
500,000	5.13%, 09/13/2016	578,429
500,000	2.88%, 09/15/2020	518,800
1,000,000	International Bank for Reconstruction & Development
	1.75%, 07/15/2013	1,013,777
1,000,000	Israel Government AID Bond
	5.50%, 12/04/2023	1,314,902
	Mexico Government International Bond
500,000	5.63%, 01/15/2017	581,875
500,000	5.13%, 01/15/2020	586,250
500,000	6.75%, 09/27/2034	682,500
	Province of British Columbia Canada
1,000,000	2.10%, 05/18/2016	1,047,633
1,000,000	2.65%, 09/22/2021	1,052,699
1,000,000	7.25%, 09/01/2036	1,651,300
1,000,000	Province of Manitoba Canada
	2.63%, 07/15/2015	1,057,550
	Province of Ontario Canada
500,000	4.10%, 06/16/2014	533,480
1,000,000	2.30%, 05/10/2016	1,043,253
1,000,000	4.40%, 04/14/2020(c)	1,162,533

		16,144,150

Industrial — 1.56%
500,000	Agilent Technologies Inc
	5.50%, 09/14/2015	559,531
	Amphenol Corp
500,000	4.75%, 11/15/2014	537,961
1,000,000	4.00%, 02/01/2022	1,018,735

Principal Amount		Value

Industrial — (continued)
$1,000,000	BAE Systems PLC(a)
	3.50%, 10/11/2016	$1,031,967
889,010	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust
	4.97%, 04/01/2023	999,830
500,000	Caterpillar Inc
	5.70%, 08/15/2016	589,081
887,480	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019	998,415
459,702	GATX Corp 2008-2 Pass Through Trust
	9.00%, 11/15/2013	507,849
500,000	Kennametal Inc
	3.88%, 02/15/2022	514,455
500,000	Lennox International Inc
	4.90%, 05/15/2017	525,971
500,000	Stanley Black & Decker Inc
	6.15%, 10/01/2013	532,028
1,061,608	Union Pacific Railroad Co 2006 Pass Through Trust
	5.87%, 07/02/2030	1,221,932
457,189	Union Pacific Railroad Co 2007-3 Pass Through Trust
	6.18%, 01/02/2031	561,445
1,325,000	United Technologies Corp
	6.05%, 06/01/2036	1,709,812

		11,309,012

Mortgage-Backed Securities — 34.96%
1,507,183	Americold LLC Trust Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029	1,605,852
	Bear Stearns Commercial Mortgage Securities(d)
497,181	Series 2003-PWR2, Class A4 5.19%, 05/11/2039	511,073
1,330,000	Series 2005-T20, Class A4A 5.30%, 10/12/2042	1,481,684
	Federal Home Loan Mortgage Corp
2,000,000	4.50%, 01/15/2014	2,126,862
2,500,000	3.00%, 07/28/2014	2,631,205
1,250,000	2.88%, 02/09/2015	1,327,061
1,250,000	5.50%, 07/18/2016	1,484,912
181,919	5.00%, 12/01/2017	194,855
175,361	5.50%, 02/01/2018	189,778
160,760	5.00%, 04/01/2018	172,208
184,940	5.50%, 05/01/2018	200,197
291,200	5.00%, 08/01/2018	312,711
1,000,000	3.75%, 03/27/2019(c)	1,155,031
191,629	5.00%, 12/01/2020	205,994
196,093	4.00%, 01/01/2021	208,699
237,610	5.00%, 04/01/2021	255,422
98,805	5.00%, 05/01/2021	106,211
154,349	5.50%, 05/01/2021	168,425
312,403	5.50%, 06/01/2022	340,893
77,835	5.00%, 03/01/2023	83,318

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 399,998	4.50%, 06/01/2024	$430,149
481,690	5.00%, 09/01/2024	526,680
535,861	4.00%, 02/01/2025	566,624
2,270,620	3.00%, 12/01/2025	2,376,994
631,641	3.50%, 12/01/2025	675,216
1,882,288	4.00%, 05/01/2026	1,992,700
1,034,144	3.50%, 08/01/2026	1,101,932
1,913,636	3.00%, 12/01/2026	2,012,854
1,964,922	3.00%, 04/01/2027	2,058,817
40,653	7.50%, 05/01/2027	48,916
24,185	6.50%, 04/01/2029	27,671
5,279	7.50%, 08/01/2030	6,447
1,195,130	6.50%, 11/01/2032	1,362,850
676,816	5.50%, 06/01/2033	741,751
318,737	4.50%, 08/01/2033	341,250
158,721	5.00%, 02/01/2034	171,735
181,941	5.00%, 07/01/2034	196,660
689,490	5.00%, 09/01/2035	756,043
275,914	6.00%, 03/01/2036	304,014
159,327	6.00%, 04/01/2036	175,886
637,910	5.50%, 05/01/2036	695,326
930,397	5.00%, 06/01/2036	1,002,904
402,066	6.00%, 11/01/2036	441,882
283,694	6.00%, 12/01/2036	311,788
990,638	5.50%, 05/01/2037	1,086,763
686,098	6.00%, 08/01/2037	755,758
1,686,424	5.50%, 10/01/2037	1,855,603
643,597	6.50%, 11/01/2037	722,667
254,516	6.00%, 04/01/2038	280,357
685,341	5.00%, 06/01/2038	736,716
824,488	6.00%, 06/01/2038	904,849
716,638	4.50%, 06/01/2039	765,687
1,352,208	4.50%, 07/01/2039	1,479,830
4,319,718	4.50%, 11/01/2039	4,615,372
3,340,743	4.00%, 12/01/2039	3,547,614
874,988	5.00%, 12/01/2039	959,446
2,388,384	4.50%, 05/01/2040	2,610,815
2,022,767	5.00%, 05/01/2040	2,192,097
874,946	4.50%, 07/01/2040	935,924
991,848	5.00%, 08/01/2040	1,080,852
1,540,028	4.00%, 11/01/2040	1,636,354
2,821,672	4.00%, 02/01/2041	3,037,843
1,578,498	4.50%, 06/01/2041	1,690,975
1,949,345	3.50%, 12/01/2041	2,047,295
1,972,358	3.50%, 02/01/2042	2,071,465
3,969,473	3.50%, 03/01/2042	4,168,931
991,602	3.50%, 04/01/2042	1,041,428
1,250,000	3.50%, 06/01/2042	1,312,810
	Federal National Mortgage Association
6	8.00%, 12/01/2012	6
9,884	6.50%, 12/01/2013	10,141
750,000	2.50%, 05/15/2014(c)	779,767
1,000,000	1.13%, 06/27/2014(c)	1,015,140
750,000	3.00%, 09/16/2014	793,552
1,500,000	5.00%, 04/15/2015	1,686,211
2,700,000	5.00%, 05/11/2017	3,216,108
113,292	6.00%, 07/01/2017	122,255
94,493	5.00%, 06/01/2018	102,842
202,689	4.00%, 04/01/2019	217,398

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$83,730	5.00%, 10/01/2020	$90,671
115,979	6.00%, 05/01/2021	127,588
381,646	3.50%, 06/01/2021	403,561
70,009	6.00%, 12/01/2021	76,972
45,163	8.00%, 11/01/2022	52,587
443,172	5.00%, 01/01/2024	487,231
2,095,701	4.50%, 05/01/2024	2,247,775
1,321,629	4.00%, 07/01/2024	1,435,705
806,106	4.00%, 02/01/2025	857,799
2,016,299	4.50%, 06/01/2025	2,162,611
1,614,669	4.00%, 01/01/2026	1,718,213
4,115,689	3.50%, 03/01/2026	4,353,316
2,858,641	3.00%, 12/01/2026	2,998,723
208,592	6.00%, 01/01/2029	233,453
727,904	4.50%, 01/01/2030	782,387
686,744	4.50%, 05/01/2030	741,150
2,049,335	4.00%, 09/01/2030	2,206,977
1,449,400	3.50%, 01/01/2032	1,533,608
988,255	3.50%, 04/01/2032	1,045,671
239,865	6.50%, 06/01/2032	275,662
172,831	7.00%, 07/01/2032	202,067
319,980	6.50%, 08/01/2032	366,266
278,595	5.50%, 05/01/2033	309,503
485,305	5.00%, 07/01/2033	528,093
543,203	5.00%, 09/01/2033	591,096
920,437	5.00%, 12/01/2033	1,001,590
312,171	5.50%, 01/01/2034	343,086
1,520,921	5.50%, 03/01/2034	1,689,656
1,432,627	5.50%, 05/01/2034	1,574,107
442,221	5.50%, 02/01/2035	486,169
422,268	6.00%, 02/01/2035	471,277
179,530	5.00%, 07/01/2035	194,798
1,243,296	5.00%, 09/01/2035	1,350,455
702,343	5.50%, 09/01/2035	770,386
164,832	5.00%, 10/01/2035	178,849
529,621	6.00%, 10/01/2035	585,959
1,039,099	5.50%, 11/01/2035	1,139,768
176,045	6.00%, 11/01/2035	194,772
145,006	5.50%, 12/01/2035	159,054
263,562	6.00%, 12/01/2035	293,658
1,213,458	4.50%, 01/01/2036	1,305,232
436,310	6.00%, 02/01/2036	482,722
918,757	5.50%, 04/01/2036	1,005,097
285,782	6.00%, 04/01/2036	316,182
1,272,385	5.50%, 05/01/2036	1,395,654
360,529	6.00%, 06/01/2036	401,696
303,915	6.00%, 07/01/2036	334,914
177,088	6.50%, 08/01/2036	199,937
771,637	5.50%, 10/01/2036	847,762
1,017,031	5.50%, 11/01/2036	1,111,112
349,579	5.00%, 05/01/2037	378,435
474,552	5.00%, 07/01/2037	516,392
392,086	6.00%, 08/01/2037	432,078
1,855,966	6.00%, 03/01/2038	2,067,893
1,481,610	5.50%, 06/01/2038	1,625,611
1,059,141	5.50%, 07/01/2038	1,169,033
880,707	6.00%, 10/01/2038	970,538
298,500	5.50%, 11/01/2038	329,471
2,572,010	6.00%, 11/01/2038	2,841,666
1,742,309	4.50%, 04/01/2039	1,911,649

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$1,193,561	4.50%, 05/01/2039	$1,309,566
765,117	6.00%, 05/01/2039	845,334
3,387,330	4.50%, 06/01/2039	3,716,555
3,989,700	5.00%, 07/01/2039	4,319,023
5,530,127	4.50%, 08/01/2039	6,024,415
3,631,544	5.00%, 08/01/2039	4,007,338
1,002,633	5.50%, 08/01/2039	1,094,128
2,147,374	5.00%, 12/01/2039	2,390,760
1,301,368	4.50%, 03/01/2040	1,427,852
1,859,322	4.50%, 06/01/2040	2,001,105
2,028,527	5.00%, 06/01/2040	2,238,441
1,758,303	4.50%, 08/01/2040	1,910,405
428,249	4.50%, 09/01/2040	467,731
1,229,505	4.00%, 11/01/2040	1,310,635
934,333	4.50%, 11/01/2040	1,005,580
1,349,248	5.00%, 11/01/2040	1,480,436
933,703	5.00%, 01/01/2041	1,042,870
4,858,147	4.00%, 02/01/2041	5,222,744
8,500,755	4.50%, 06/01/2041	9,262,300
1,264,918	4.50%, 09/01/2041	1,381,535
939,008	4.00%, 10/01/2041	1,001,263
1,421,348	4.50%, 10/01/2041	1,552,386
4,353,353	3.50%, 12/01/2041	4,580,427
2,921,089	4.00%, 12/01/2041	3,152,180
2,474,680	4.00%, 01/01/2042	2,638,748
3,000,000	3.50%, 07/01/2042	3,163,982
	Government National Mortgage Association
19,141	9.00%, 01/15/2017	21,517
266,362	5.00%, 09/15/2018	291,230
21,132	9.00%, 04/15/2021	22,827
42,441	7.00%, 07/15/2025	49,550
17,220	7.50%, 12/15/2025	20,661
832,016	3.50%, 02/15/2026	889,674
683,238	4.00%, 04/20/2026	725,610
1,403,893	3.50%, 11/20/2026	1,501,424
957,973	3.50%, 01/15/2027	1,024,158
946,881	5.00%, 11/15/2033	1,048,925
290,142	5.50%, 12/15/2035	323,144
354,979	5.00%, 12/20/2035	394,302
575,649	6.00%, 01/20/2036	648,861
817,430	5.50%, 02/20/2036	910,919
319,007	5.50%, 04/15/2037	354,835
645,896	5.00%, 08/15/2038	711,064
4,008,525	5.00%, 06/15/2039	4,446,785
1,538,094	4.00%, 11/15/2039	1,685,034
3,306,520	4.00%, 05/20/2040	3,611,821
1,391,015	4.50%, 07/20/2040	1,536,989
696,635	5.50%, 07/20/2040	773,697
1,215,681	4.50%, 09/20/2040	1,343,256
2,705,064	4.00%, 10/15/2040	2,967,925
3,399,320	4.00%, 01/15/2041	3,718,757
1,438,167	4.00%, 08/15/2041	1,573,313
444,424	4.50%, 12/20/2041	490,825
1,000,000	Greenwich Capital Commercial Funding Corp
	Series 2003-C2, Class A4
	4.92%, 01/05/2036	1,033,624

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$1,250,000	GS Mortgage Securities Corp II
	Series 2005-GG4, Class A4
	4.76%, 07/10/2039	$1,346,687
500,000	JP Morgan Chase Commercial Mortgage Securities Corp
	Series 2005-LDP5, Class AM(d)
	5.40%, 12/15/2044	548,172
	Morgan Stanley Capital I Inc(d)
	Series 2005-IQ10, Class A4A
1,500,000	5.23%, 09/15/2042	1,656,858
	Series 2007-T25, Class A3
2,000,000	5.51%, 11/12/2049(c)	2,282,440
	Series 2007-T25, Class AM
500,000	5.54%, 11/12/2049	517,855
	Series 2006-T21, Class A4
1,250,000	5.16%, 10/12/2052	1,393,050
	Tennessee Valley Authority
750,000	3.88%, 02/15/2021	866,497
1,260,000	7.13%, 05/01/2030	1,877,143
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C10, Class A4
432,809	4.75%, 02/15/2041	454,019
	Series 2005-C20, Class A7
2,694,000	5.12%, 07/15/2042(d)	2,971,913

		253,058,794

Municipal Bonds and Notes — 0.25%
500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040	615,740
1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021	1,161,430

		1,777,170

Technology — 0.33%
500,000	Applied Materials Inc
	2.65%, 06/15/2016	523,488
500,000	Computer Sciences Corp
	6.50%, 03/15/2018	533,750
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	514,081
250,000	Fiserv Inc
	4.63%, 10/01/2020	267,932
500,000	HP Enterprise Services LLC
	6.00%, 08/01/2013	524,738

		2,363,989

U.S. Government Agency Obligations — 2.99%
	Federal Home Loan Bank
2,500,000	3.63%, 10/18/2013	2,606,225
1,300,000	5.25%, 06/18/2014	1,424,218
7,500,000	5.50%, 08/13/2014	8,314,507
250,000	5.38%, 05/18/2016	294,770
2,000,000	4.75%, 12/16/2016	2,339,644

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

U.S. Government Agency Obligations — (continued)
	Federal Home Loan Mortgage Corp
$800,000	4.13%, 09/27/2013(c)	$837,933
750,000	1.00%, 08/20/2014(c)	758,706
500,000	5.25%, 04/18/2016	585,185
3,500,000	Federal National Mortgage Association
	4.63%, 10/15/2013	3,694,365
500,000	Resolution Funding Corp
	9.38%, 10/15/2020	792,078

		21,647,631

U.S. Treasury Bonds and Notes — 33.90%
	United States Treasury Note/Bond
2,600,000	0.50%, 05/31/2013	2,605,993
7,500,000	1.00%, 07/15/2013	7,557,127
500,000	0.38%, 07/31/2013	500,606
3,000,000	0.13%, 08/31/2013	2,994,960
600,000	3.13%, 08/31/2013	619,852
7,125,000	0.75%, 09/15/2013	7,165,356
1,000,000	0.50%, 10/15/2013	1,002,734
3,000,000	0.13%, 12/31/2013	2,992,032
2,500,000	1.50%, 12/31/2013	2,544,335
500,000	1.00%, 01/15/2014	505,254
7,600,000	1.75%, 01/31/2014	7,771,889
7,700,000	4.00%, 02/15/2014	8,156,887
1,000,000	0.25%, 02/28/2014	998,984
3,000,000	1.88%, 02/28/2014	3,076,992
2,750,000	0.25%, 03/31/2014	2,746,777
3,600,000	1.75%, 03/31/2014	3,688,877
2,000,000	1.88%, 04/30/2014	2,056,250
2,500,000	1.00%, 05/15/2014	2,530,860
500,000	4.75%, 05/15/2014	541,172
500,000	0.75%, 06/15/2014	504,141
2,000,000	2.63%, 07/31/2014	2,094,218
3,250,000	2.38%, 08/31/2014	3,391,680
1,700,000	0.25%, 09/15/2014	1,696,280
2,500,000	0.50%, 10/15/2014	2,508,790
500,000	2.38%, 10/31/2014	523,281
4,500,000	2.63%, 12/31/2014	4,752,072
1,000,000	0.25%, 02/15/2015	996,484
5,400,000	4.00%, 02/15/2015	5,905,829
1,000,000	2.50%, 03/31/2015	1,057,500
1,500,000	0.38%, 04/15/2015	1,498,945
750,000	2.13%, 05/31/2015	786,797
2,000,000	1.88%, 06/30/2015	2,085,312
2,000,000	1.75%, 07/31/2015	2,079,218
8,200,000	4.25%, 08/15/2015	9,160,942
2,750,000	1.25%, 09/30/2015	2,817,892
2,100,000	4.50%, 11/15/2015	2,380,220
1,500,000	1.38%, 11/30/2015	1,544,179
1,000,000	2.13%, 12/31/2015	1,055,625
1,350,000	7.25%, 05/15/2016	1,692,984
1,000,000	1.75%, 05/31/2016	1,045,625
2,000,000	3.25%, 05/31/2016	2,206,876
1,250,000	1.50%, 06/30/2016	1,294,922
1,500,000	3.25%, 06/30/2016	1,657,383
1,000,000	3.25%, 07/31/2016	1,106,797
4,800,000	4.88%, 08/15/2016	5,631,000

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$750,000	1.00%, 08/31/2016	$761,777
1,500,000	1.00%, 10/31/2016	1,522,851
2,000,000	3.13%, 10/31/2016	2,211,094
5,000,000	0.88%, 12/31/2016	5,044,920
4,400,000	3.25%, 12/31/2016	4,900,500
1,000,000	0.88%, 02/28/2017	1,008,672
3,000,000	0.88%, 04/30/2017	3,022,734
1,775,000	2.75%, 05/31/2017	1,947,230
2,000,000	2.50%, 06/30/2017	2,171,250
1,000,000	2.38%, 07/31/2017	1,079,844
3,200,000	4.75%, 08/15/2017	3,838,749
1,750,000	1.88%, 08/31/2017	1,846,250
1,000,000	1.88%, 09/30/2017	1,054,922
500,000	1.88%, 10/31/2017	527,500
1,000,000	2.75%, 12/31/2017	1,101,953
1,250,000	2.63%, 01/31/2018	1,369,922
4,400,000	3.50%, 02/15/2018	5,034,220
4,000,000	2.63%, 04/30/2018	4,389,688
750,000	2.38%, 06/30/2018	812,988
750,000	1.50%, 08/31/2018	773,848
3,000,000	1.38%, 09/30/2018	3,071,250
3,000,000	1.38%, 12/31/2018	3,067,032
3,000,000	1.25%, 01/31/2019	3,041,250
1,000,000	1.38%, 02/28/2019	1,021,094
750,000	3.13%, 05/15/2019	852,422
1,000,000	3.63%, 08/15/2019	1,172,891
1,500,000	3.63%, 02/15/2020	1,764,492
2,050,000	8.50%, 02/15/2020	3,142,265
575,000	3.50%, 05/15/2020	671,852
2,400,000	2.63%, 08/15/2020	2,641,313
2,000,000	2.63%, 11/15/2020	2,198,282
1,900,000	3.63%, 02/15/2021	2,243,187
1,000,000	3.13%, 05/15/2021	1,138,438
2,250,000	8.13%, 05/15/2021	3,509,824
1,700,000	2.13%, 08/15/2021	1,786,860
2,000,000	2.00%, 11/15/2021	2,073,594
650,000	8.00%, 11/15/2021	1,020,399
1,000,000	2.00%, 02/15/2022	1,033,672
2,650,000	7.25%, 08/15/2022	4,049,118
1,800,000	6.25%, 08/15/2023	2,614,500
300,000	7.50%, 11/15/2024	484,828
1,100,000	6.88%, 08/15/2025	1,718,234
750,000	6.75%, 08/15/2026	1,176,329
600,000	6.38%, 08/15/2027	924,094
900,000	6.13%, 11/15/2027	1,359,985
850,000	5.25%, 11/15/2028	1,196,242
750,000	6.25%, 05/15/2030	1,183,829
2,400,000	4.50%, 02/15/2036	3,223,500
2,000,000	4.75%, 02/15/2037	2,787,812
1,500,000	4.38%, 02/15/2038	1,990,312
750,000	4.50%, 05/15/2038	1,014,492
1,100,000	3.50%, 02/15/2039	1,272,907
1,000,000	4.38%, 11/15/2039	1,332,031
500,000	4.63%, 02/15/2040	691,641
2,775,000	4.38%, 05/15/2040	3,698,120
2,150,000	3.88%, 08/15/2040	2,646,852
2,100,000	4.25%, 11/15/2040	2,747,062
1,500,000	4.38%, 05/15/2041	2,003,437
3,500,000	3.13%, 11/15/2041	3,762,500

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value

U.S. Treasury Bonds and Notes — (continued)
$2,000,000	3.13%, 02/15/2042	$	2,148,124

			245,428,907

Utilities — 3.30%
1,000,000	Atmos Energy Corp
	8.50%, 03/15/2019		1,337,731
1,250,000	Electricite de France SA(a)
	6.95%, 01/26/2039		1,480,406
973,351	Elm Road Generating Station Supercritical LLC(a)
	4.67%, 01/19/2031		1,126,060
500,000	Entergy Louisiana LLC
	5.40%, 11/01/2024		599,400
500,000	Florida Gas Transmission Co LLC(a)
	5.45%, 07/15/2020		558,081
1,000,000	Florida Power Corp
	5.65%, 04/01/2040		1,253,985
1,000,000	Hydro Quebec
	1.38%, 06/19/2017		999,234
500,000	Jersey Central Power & Light Co
	6.15%, 06/01/2037		630,951
500,000	Kansas Gas & Electric Co(a)
	6.70%, 06/15/2019		623,710
1,500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017		1,744,581
1,000,000	Louisville Gas & Electric Co
	5.13%, 11/15/2040		1,207,655
500,000	Ohio Power Co
	4.85%, 01/15/2014		526,482
	Oncor Electric Delivery Co LLC
500,000	6.80%, 09/01/2018		597,630
1,000,000	7.50%, 09/01/2038		1,274,396
1,000,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034		1,260,187
500,000	Pennsylvania Electric Co
	5.20%, 04/01/2020		564,027
422,000	Pnpp II Funding Corp
	8.83%, 05/30/2016		487,165
1,000,000	San Diego Gas & Electric Co
	5.35%, 05/15/2035		1,251,769
1,000,000	Southern California Edison Co
	5.63%, 02/01/2036		1,263,059
500,000	Southwestern Electric Power Co
	6.45%, 01/15/2019		603,216
500,000	Southwestern Public Service Co
	8.75%, 12/01/2018		674,687
500,000	TECO Finance Inc
	4.00%, 03/15/2016		535,043
1,000,000	Texas-New Mexico Power Co(a)
	9.50%, 04/01/2019		1,363,806
	Union Electric Co
500,000	5.10%, 10/01/2019		585,214
500,000	8.45%, 03/15/2039		815,374

Principal Amount			Value

Utilities — (continued)
$500,000	Westar Energy Inc
	6.00%, 07/01/2014	$	547,277

			23,911,126

TOTAL BONDS AND NOTES — 99.61% (Cost $685,716,861)			$721,086,825

SECURITIES LENDING COLLATERAL
1,999,747	Undivided interest of 4.41% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $1,999,747 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.		1,999,747

846,496	Undivided interest of 3.20% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142 with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $846,496 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.		846,496

1,799,773	Undivided interest of 3.87% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $1,799,773 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.		1,799,773

1,799,773	Undivided interest of 3.82% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $1,799,773 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.		1,799,773

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value

Securities Lending Collateral — (continued)
TOTAL SECURITIES LENDING COLLATERAL — 0.89% (Cost $6,445,789)		$	6,445,789

SHORT TERM INVESTMENTS
Repurchase Agreements — 0.86%
6,245,000	Undividend interest of 32.41% in a repurchase agreement (principal amount/value $19,270,000 with a maturity value of $19,270,353) with Cantor Fitzgerald & Co, 0.22%, dated 6/29/12, to be repurchased at $6,245,114 on 7/2/12, collateralized by U.S. Treasury, 1.13%, 5/31/19, with a value of $19,655,453.		6,245,000

TOTAL SHORT TERM INVESTMENTS — 0.86% (Cost $6,245,000)		$	6,245,000

TOTAL INVESTMENTS — 101.36% (Cost $698,407,650)		$	733,777,614

OTHER ASSETS & LIABILITIES, NET — (1.36)%		$	(9,869,726)

TOTAL NET ASSETS — 100.00%		$	723,907,888

(a)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $37,008,734 and $38,833,583, respectively, representing 5.36% of net assets.
(b)	Illiquid security; at June 29, 2012, the aggregate cost and market value of illiquid securities was $1,427,266 and $1,581,796, respectively, representing 0.22% of net assets.
(c)	A portion or all of the security is on loan at June 29, 2012.
(d)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Bond Index Portfolio
ASSETS:
Investments in securities, market value (including $6,308,060 of securities on loan)(a)	$733,777,614
Cash	836
Interest receivable	5,722,925
Subscriptions receivable	2,768,495

Total Assets	742,269,870

LIABILITIES:
Payable to investment adviser	287,503
Payable upon return of securities loaned	6,445,789
Redemptions payable	6,109,833
Payable for investments purchased	5,518,684
Payable for distribution fees	173

Total Liabilities	18,361,982

NET ASSETS	$723,907,888

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,185,177
Paid-in capital in excess of par	675,615,693
Net unrealized appreciation on investments	35,369,964
Undistributed net investment income	1,016,655
Accumulated net realized gain on investments	6,720,399

TOTAL NET ASSETS
Initial Class	$722,862,608

Class L	$1,045,280

CAPITAL STOCK:
Authorized
Initial Class	105,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	51,745,381
Class L	106,390
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.97

Class L	$9.82

(a) Cost of investments	$698,407,650

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Bond Index Portfolio

INVESTMENT INCOME:
Interest	$10,295,470
Income from securities lending	5,455

Total Income	10,300,925

EXPENSES:
Management fees	1,751,302
Distribution fees - Class L	969

Total Expenses	1,752,271

Less amount waived by distributor - Class L	16

Net Expenses	1,752,255

NET INVESTMENT INCOME	8,548,670

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,682,711
Change in net unrealized appreciation on investments	799,065

Net Realized and Unrealized Gain on Investments	6,481,776

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,030,446

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Bond Index Portfolio

OPERATIONS:
Net investment income	$8,548,670	$15,564,362
Net realized gain on investments	5,682,711	2,317,472
Change in net unrealized appreciation on investments	799,065	21,143,977

Net Increase in Net Assets Resulting from Operations	15,030,446	39,025,811

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(7,518,640)	(15,254,612)
Class L	(13,375)	(12,360)

From net investment income	(7,532,015)	(15,266,972)

From net realized gains
Initial Class	–	(1,857,116)
Class L	–	(1,325)

From net realized gains	0	(1,858,441)

Total Distributions	(7,532,015)	(17,125,413)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	195,529,161	420,667,748
Class L	864,833	540,310
Shares issued in reinvestment of distributions
Initial Class	7,518,640	17,111,728
Class L	13,375	13,685
Shares redeemed
Initial Class	(134,523,606)	(250,888,094)
Class L	(305,137)	(73,742)

Net Increase in Net Assets Resulting from Capital Share Transactions	69,097,266	187,371,635

Total Increase in Net Assets	76,595,697	209,272,033

NET ASSETS:
Beginning of period	647,312,191	438,040,158

End of period (a)	$723,907,888	$647,312,191

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	14,088,817	31,043,842
Class L	88,159	54,209
Shares issued in reinvestment of distributions
Initial Class	542,637	1,252,073
Class L	1,369	1,399
Shares redeemed
Initial Class	(9,668,799)	(18,466,754)
Class L	(31,212)	(7,534)

Net Increase	5,020,971	13,877,235

(a) Including undistributed net investment income:	$1,016,655	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Bond Index Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$13.83		$13.29	$13.10	$12.96	$12.75	$12.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.37	0.45	0.54	0.58	0.54
Net realized and unrealized gain	0.12		0.58	0.39	0.25	0.21	0.28

Total Income From Investment Operations	0.29		0.95	0.84	0.79	0.79	0.82

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.37)	(0.45)	(0.54)	(0.58)	(0.54)
From net realized gains	–		(0.04)	(0.20)	(0.11)	–	–

Total Distributions	(0.15)		(0.41)	(0.65)	(0.65)	(0.58)	(0.54)

NET ASSET VALUE, END OF PERIOD	$13.97		$13.83	$13.29	$13.10	$12.96	$12.75

TOTAL RETURN(a)	2.08%	(b)	7.21%	6.50%	6.18%	6.40%	6.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$722,863		$646,842	$438,040	$355,602	$274,554	$260,808
Ratio of expenses to average net assets	0.50%	(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.44%	(c)	2.87%	3.43%	4.27%	4.60%	4.65%
Portfolio turnover rate(d)	22%	(b)	29%	48%	34%	31%	21%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.
(d)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited	)	2011	(a)
Maxim Bond Index Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.48
Net realized and unrealized gain (loss)	0.08		(0.17)

Total Income From Investment Operations	0.18		0.31

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.48)
From net realized gains	–		(0.04)

Total Distributions	(0.15)		(0.52)

NET ASSET VALUE, END OF PERIOD	$9.82		$9.79

TOTAL RETURN(b) (d)	1.88%	(c)	3.15%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,045		$470
Ratio of expenses to average net assets
Before waiver	0.75%	(e)	0.75%	(e)
After waiver	0.74%	(e)	0.73%	(e)
Ratio of net investment income to average net assets
Before waiver	2.19%	(e)	2.41%	(e)
After waiver	2.20%	(e)	2.43%	(e)
Portfolio turnover rate(f)	22%	(c)	29%	(c)

(a)	Class L inception date was July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed and Mortgage-Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, 100% of the Portfolio’s investments are valued using Level 2 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions and hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT	ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios.

The Portfolio has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Portfolio. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $82,077,563 and $41,101,827, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $152,722,841 and $112,487,764, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $698,407,650. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $36,041,950 and gross depreciation of securities in which there was an excess of tax cost over value of $671,986 resulting in net appreciation of $35,369,964.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $6,308,060 and received collateral of $6,445,789 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM. Among other things, the Board considered MCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered MCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as MCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of MCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of MCM’s communications with the Board, as well as MCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against the index the Portfolio is designed to track. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011. The Board noted that, although the Portfolio’s Initial Class underperformed its benchmark index for the one-, three- and ten-year periods, it outperformed its benchmark index for the five-year period. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio. In evaluating the management fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s Initial Class and Class L management fees were at the higher end of the range of management fees paid by similar funds. The Board also noted that the Portfolio’s Initial Class and Class L total annual operating expense ratios were at the higher end in comparison to similar funds. The Board further noted that the Portfolio’s expense ratios were higher than the median expense ratio for the applicable Morningstar fund category. However, the Board considered that the Portfolio’s total expense ratios were within the range of those of similar funds, even though the Portfolio had an expense ratio that was at the higher end of the range.

The Board also considered the overall financial soundness of MCM and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Portfolio, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM from its relationship with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management fees were reasonable, taking into account any ancillary benefits derived by MCM.

ITEM 2.             CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not Applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012